CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Apr. 16, 2014 shares	Dec. 31, 2013 CNY (¥)	Dec. 02, 2013 shares	Dec. 31, 2012 CNY (¥)	Mar. 28, 2012 shares	Sep. 02, 2010 shares	Jul. 28, 2009 shares	May. 23, 2008 shares
Current assets:
Cash and cash equivalents	$ 402,928,214	¥ 2,610,088,382	$ 142,981,837	¥ 926,207,744		¥ 630,733,451		¥ 133,453,484
Prepaid expenses and other current assets	58,329,213	377,844,970		195,605,733
Total current assets	529,078,272	3,427,263,221		1,426,457,520
Total assets	1,204,254,513	7,800,919,884		3,755,639,512
Current liabilities:
Accrued expenses and other current liabilities	29,792,362	192,988,964		127,241,990
Income tax payable	13,773,317	89,220,792		2,095,273
Total current liabilities	290,529,804	1,881,993,966		676,014,970
Long-term debt due to third parties	257,719,077	1,669,452,640		713,232,869
Total liabilities	594,777,024	3,852,846,606		1,389,247,839
Shareholders' equity:
Common shares, US$0.001 par value, 500,000,000 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized; 114,379,243 (including 31,033,332 Class A and 83,345,911 Class B) and 137,133,413 (including 64,123,625 Class A and 73,009,788 Class B) shares issued and outstanding as of December 31, 2014 and December 31, 2015, respectively	133,842	867,001		727,825
Additional paid-in capital	684,405,069	4,433,439,156		3,621,645,725
Accumulated other comprehensive income	11,509,281	74,554,822		1,144,629
Accumulated deficit	(86,570,703)	(560,787,701)		(1,257,126,506)
Total shareholders' equity	609,477,489	3,948,073,278		2,366,391,673		(956,651,075)		(596,486,660)
Total liabilities and shareholders' equity	$ 1,204,254,513	¥ 7,800,919,884		¥ 3,755,639,512
Common shares, par value | $ / shares	$ 0.001		$ 0.001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, shares issued	137,133,413	137,133,413	114,379,243	114,379,243
Common shares, shares outstanding	137,133,413	137,133,413	114,379,243	114,379,243
Series A Preferred Shares
Shareholders' equity:
Issuance of shares (in shares)												5,000,000
Series B Preferred Shares
Shareholders' equity:
Issuance of shares (in shares)											8,030,303
Series C Preferred Shares
Shareholders' equity:
Issuance of shares (in shares)										15,679,743
Series D Preferred Shares
Shareholders' equity:
Issuance of shares (in shares)									10,000,000
Series E Preferred Shares
Shareholders' equity:
Issuance of shares (in shares)					4,545,455		18,554,545
Class A Common Shares
Shareholders' equity:
Common shares, shares authorized	407,328,619	407,328,619	407,328,619	407,328,619
Common shares, shares issued	64,123,625	64,123,625	31,033,332	31,033,332
Common shares, shares outstanding	64,123,625	64,123,625	31,033,332	31,033,332
Class B Common Shares
Shareholders' equity:
Common shares, shares authorized	92,671,381	92,671,381	92,671,381	92,671,381
Common shares, shares issued	73,009,788	73,009,788	83,345,911	83,345,911
Common shares, shares outstanding	73,009,788	73,009,788	83,345,911	83,345,911
Parent company
Current assets:
Cash and cash equivalents	$ 617	¥ 3,998	$ 582	¥ 3,768		¥ 3,754		¥ 204,090
Amounts due from subsidiaries	848,685,286	5,497,613,545		2,368,368,186
Prepaid expenses and other current assets	50,586	327,688		134,618
Total current assets	848,736,489	5,497,945,231		2,368,506,572
Total assets	848,736,489	5,497,945,231		2,368,506,572
Current liabilities:
Accrued expenses and other current liabilities	1,506,839	9,761,003
Income tax payable	13,620,641	88,231,790
Total current liabilities	15,127,480	97,992,793
Long-term debt due to third parties	193,891,438	1,255,989,958
Deficits in subsidiaries and VIE	30,240,082	195,889,202		2,114,899
Total liabilities	239,259,000	1,549,871,953		2,114,899
Shareholders' equity:
Common shares, US$0.001 par value, 500,000,000 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized; 114,379,243 (including 31,033,332 Class A and 83,345,911 Class B) and 137,133,413 (including 64,123,625 Class A and 73,009,788 Class B) shares issued and outstanding as of December 31, 2014 and December 31, 2015, respectively	133,842	867,001		727,825
Additional paid-in capital	684,405,069	4,433,439,156		3,621,645,725
Accumulated other comprehensive income	11,509,281	74,554,822		1,144,629
Accumulated deficit	(86,570,703)	(560,787,701)		(1,257,126,506)
Total shareholders' equity	609,477,489	3,948,073,278		2,366,391,673
Total liabilities and shareholders' equity	$ 848,736,489	¥ 5,497,945,231		¥ 2,368,506,572
Common shares, par value | $ / shares	$ 0.001		$ 0.001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, shares issued	137,133,413	137,133,413	114,379,243	114,379,243
Common shares, shares outstanding	137,133,413	137,133,413	114,379,243	114,379,243
Parent company | Class A Common Shares
Shareholders' equity:
Common shares, shares authorized	407,328,619	407,328,619	407,328,619	407,328,619
Common shares, shares issued	64,123,625	64,123,625	31,033,332	31,033,332
Parent company | Class B Common Shares
Shareholders' equity:
Common shares, shares authorized	92,671,381	92,671,381	92,671,381	92,671,381
Common shares, shares issued	73,009,788	73,009,788	83,345,911	83,345,911